STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 1) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 18, 2018	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Number of Shares:
Granted	600,000	600,000				19,950,000
Weighted Average Exercise Price:
Granted	$ 0.37
Employee Stock Option [Member]
Number of Shares:
Balance, beginning			18,613,529	22,013,529		3,282,647
Granted			1,000,000	1,600,000		19,950,000
Exercised				(5,000,000)
Forfeited/cancelled						(1,219,117)
Balance, ending			19,613,529	18,613,529		22,013,529
Excercisable			17,230,196	16,596,863
Weighted Average Exercise Price:
Balance, beginning			$ 0.14	$ 0.11		$ 0.52
Granted			0.20	0.27		0.07
Exercised				0.07
Forfeited/cancelled						0.48
Balance, ending			0.14	0.14		$ 0.11
Exercisable			$ 0.13	$ 0.13
Weighted Average Remaining Contractual Term:
Balance, ending				3 years 10 months 24 days
Exercisable			3 years 6 months	3 years 10 months 24 days
Aggregate Intrinsic Value:
Exercisable			$ 937,000 [1]	$ 2,113	[2]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period.During the years ended December 31, 2018 and 2017, the aggregate intrinsic value of options exercised under the Company's stock option plans was $2,113,368 and $3,480,567, respectively.